Information by Segment and Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2018
Information by Segment and Geographic Areas
Schedule of operating segments

	12/31/2018
			Not
	Pulp	Paper	segmented	Total

Net sales revenue	8,783,272	4,660,104	—	13,443,376
Domestic market (Brazil)	744,566	3,307,076	—	4,051,642
Foreign market	8,038,706	1,353,028	—	9,391,734
Asia	3,837,998	101,695	—	3,939,693
Europe	2,810,899	225,111	—	3,036,010
North America	1,340,907	210,831	—	1,551,738
South and Central America	48,902	774,730	—	823,632
Africa	—	40,661	—	40,661
Cost of sales	(3,965,912)	(2,956,419)	—	(6,922,331)
Gross profit	4,817,360	1,703,685	—	6,521,045
Gross margin (%)	54.8%	36.6%	—	48.5%

Operating income (expenses)	(626,887)	(886,347)	—	(1,513,234)
Selling expenses	(212,869)	(385,857)	—	(598,726)
General and administrative expenses	(275,859)	(549,350)	—	(825,209)
Other operating income (expenses), net	(138,159)	41,284	—	(96,875)
Equity pick-up	—	7,576	—	7,576

Operating profit before net financial income	4,190,473	817,337	—	5,007,811
Operating margin (%)	47.7%	17.5%	—	37.3%

Financial result, net	—	—	(4,842,513)	(4,842,513)
Income (loss) before income taxes	4,190,473	817,337	(4,842,513)	165,298

Income taxes	—	—	154,516	154,516

Net income (loss) for the year	4,190,473	817,337	(4,687,997)	319,814
Profit margin for the year (%)	47.7%	17.5%	—	2.5%

Depreciation, depletion and amortization	1,105,381	457,842	—	1,563,223

Total assets	19,798,067	7,487,686	26,646,891	53,932,644
Total liabilities	670,041	701,802	40,534,866	41,906,709

Controlling interest equity	—	—	12,012,007	12,012,007
Non-controlling interest in subsidiaries' equity	—	—	13,928	13,928
Total equity	—	—	12,025,935	12,025,935

Products sold (in tons)	3,225,719	1,255,637	—	4,481,356
Foreign market	2,927,714	377,263	—	3,304,977
Domestic market (Brazil)	298,005	878,374	—	1,176,379

	12/31/2017
			Not
	Pulp	Paper	segmented	Total

Net sales revenue	6,920,494	3,660,179	—	10,580,673
Domestic market (Brazil)	624,320	2,597,838	—	3,222,158
Foreign market	6,296,174	1,062,341	—	7,358,515
Asia	2,976,504	32,950	—	3,009,454
Europe	2,262,162	139,572	—	2,401,734
North America	966,789	254,971	—	1,221,760
South and Central America	90,719	608,445	—	699,164
Africa	—	26,404	—	26,404
Cost of sales	(3,937,036)	(2,559,268)	—	(6,496,304)
Gross profit	2,983,458	1,100,911	—	4,084,369
Gross margin (%)	43.1%	30.1%	—	38.6%

Operating income (expenses)	(104,985)	(749,449)	48,517	(805,917)
Selling expenses	(163,879)	(259,446)	—	(423,325)
General and administrative expenses	(185,141)	(343,833)	—	(528,974)
Other operating income (expenses), net	244,035	(152,042)	48,517	140,510
Equity pick-up	—	5,872	—	5,872

Operating profit before net financial income	2,878,473	351,462	48,517	3,278,452
Operating margin (%)	41.6%	9.6%	—%	31.0%

Financial result, net	—	—	(1,018,840)	(1,018,840)
Income (loss) before income taxes	2,878,473	351,462	(970,323)	2,259,612

Income taxes	—	—	(438,618)	(438,618)

Net income (loss) for the year	2,878,473	351,462	(1,408,941)	1,820,994
Profit margin for the year (%)	41.6%	9.6%	—	17.2%

Depreciation, depletion and amortization	1,007,280	395,498	—	1,402,778

Total assets	18,901,493	6,336,499	3,288,203	28,526,195
Total liabilities	637,451	643,594	15,628,539	16,909,584

Controlling interest equity	—	—	11,616,611	11,616,611
Non-controlling interest in subsidiaries' equity	—	—	—	—
Total equity	—	—	11,616,611	11,616,611

Products sold (in tons)	3,631,831	1,190,108	—	4,821,938
Foreign market	3,255,329	374,190	—	3,629,519
Domestic market (Brazil)	376,502	815,917	—	1,192,419

	12/31/2016
			Not
	Pulp	Paper	segmented	Total
Net sales revenue	6,144,123	3,695,039	—	9,839,162
Domestic market (Brazil)	703,820	2,572,428	—	3,276,248
Foreign market	5,440,303	1,122,611	—	6,562,914
Asia	2,502,344	32,054	—	2,534,398
Europe	1,962,469	143,036	—	2,105,505
North America	898,442	327,718	—	1,226,160
South and Central America	71,725	568,253	—	639,978
Africa	5,323	51,550	—	56,873
Cost of sales	(4,082,147)	(2,480,933)	—	(6,563,080)
Gross profit	2,061,976	1,214,106	—	3,276,082
Gross margin (%)	33.6%	32.9%	—	33.3%

Operating income (expenses)	(1,347,490)	(653,608)	—	(2,001,098)
Selling expenses	(177,098)	(239,212)	—	(416,310)
General and administrative expenses	(149,485)	(277,615)	—	(427,100)
Other operating income (expenses), net	(1,020,907)	(129,654)	—	(1,150,561)
Equity pick-up	—	(7,127)	—	(7,127)

Operating profit before net financial income	714,486	560,498	—	1,274,984
Operating margin (%)	11.6%	15.2%	—	13.0%

Financial result, net	—	—	1,121,720	1,121,720
Income (loss) before income taxes	714,486	560,498	1,121,720	2,396,704

Income taxes	—	—	(718,889)	(718,889)

Net income (loss) for the year	714,486	560,498	402,831	1,677,815
Profit margin for the year (%)	11.6%	15.2%	—%	17.1%

Depreciation, depletion and amortization	1,006,222	397,296	—	1,403,518

Total assets	17,765,172	6,830,676	4,775,427	29,371,275
Total liabilities	815,332	704,409	17,726,545	19,246,286

Controlling interest equity	—	—	10,124,989	10,124,989
Non-controlling interest in subsidiaries' equity	—	—	—	—
Total equity	—	—	10,124,989	10,124,989

Products sold (in tons)	3,528,378	1,188,404	—	4,716,782
Foreign market	3,117,814	361,996	—	3,479,810
Domestic market (Brazil)	410,564	826,408	—	1,236,972
(a)

The Company evaluation based on operating segments is only made for assets and liabilities comprising the measurement of Return on Invested Capital (“ROIC”), since this is used in the decision-making process.

Schedule of paper net sales by products

	12/31/2018	12/31/2017	12/31/2016
Products
Market pulp(a)	8,783,274	6,920,494	6,144,123
Printing and writing paper(b)	3,834,380	2,265,093	2,233,995
Paperboard	764,701	1,273,540	1,357,829
Other	61,021	121,546	103,215
Total Revenue	13,443,376	10,580,673	9,839,162
(a)	Fluff pulp is not material (around 1% of the total net sales) and thus was included in Market Pulp sales.
(b)	Tissue paper is recently product released and its revenues represented 3.5% of the total net sales, due to immateriality was included in Printing and writing paper.